Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 37.5	$ 35.2	$ 32.5